Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Undistributed Earnings from Foreign Subsidiaries	$ 2,200
Unrecognized Tax Benefit, interest expense	2	$ 1	$ (6)
Unrecognized Tax Benefit, Liability for accrued interest	$ 3	$ 2